Employees' Retirement Benefits (Schedule Of Estimated Future Benefit Payments) (Detail) ¥ in Millions	Mar. 31, 2017 JPY (¥)
Pension Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
2018	¥ 133,431
2019	135,014
2020	125,037
2021	112,878
2022	113,923
2023-2027	560,966
Total	1,181,249
NTT CDBP
Defined Benefit Plan Disclosure [Line Items]
2018	42,180
2019	44,227
2020	44,996
2021	46,785
2022	48,375
2023-2027	249,111
Total	¥ 475,674